Shareholder Report, Holdings (Details)	Apr. 30, 2026
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Total Before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Total Before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Total Before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Total Before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
PGIM Jennison Global Infrastructure Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Infrastructure Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
PGIM Jennison Global Infrastructure Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
PGIM Jennison Global Infrastructure Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
PGIM Jennison Global Infrastructure Fund - Class A | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Global Infrastructure Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison Global Infrastructure Fund - Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Jennison Global Infrastructure Fund - Class A | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Infrastructure Fund - Class A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Global Infrastructure Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Global Infrastructure Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Global Infrastructure Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Global Infrastructure Fund - Class A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Infrastructure Fund - Class A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Global Infrastructure Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Global Infrastructure Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Infrastructure Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
PGIM Jennison Global Infrastructure Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
PGIM Jennison Global Infrastructure Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
PGIM Jennison Global Infrastructure Fund - Class C | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Global Infrastructure Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison Global Infrastructure Fund - Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Jennison Global Infrastructure Fund - Class C | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Infrastructure Fund - Class C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Global Infrastructure Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Global Infrastructure Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Global Infrastructure Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Global Infrastructure Fund - Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Infrastructure Fund - Class C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Global Infrastructure Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Global Infrastructure Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Infrastructure Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
PGIM Jennison Global Infrastructure Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
PGIM Jennison Global Infrastructure Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
PGIM Jennison Global Infrastructure Fund - Class Z | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Global Infrastructure Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison Global Infrastructure Fund - Class Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Jennison Global Infrastructure Fund - Class Z | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Infrastructure Fund - Class Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Global Infrastructure Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Global Infrastructure Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Global Infrastructure Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Global Infrastructure Fund - Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Infrastructure Fund - Class Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Global Infrastructure Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Global Infrastructure Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Infrastructure Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
PGIM Jennison Global Infrastructure Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
PGIM Jennison Global Infrastructure Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
PGIM Jennison Global Infrastructure Fund - Class R6 | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Global Infrastructure Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison Global Infrastructure Fund - Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Jennison Global Infrastructure Fund - Class R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Infrastructure Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Global Infrastructure Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Global Infrastructure Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Global Infrastructure Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Global Infrastructure Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Infrastructure Fund - Class R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Jennison Global Infrastructure Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Global Opportunities Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM Jennison Global Opportunities Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Global Opportunities Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Global Opportunities Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Global Opportunities Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison Global Opportunities Fund - Class A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Global Opportunities Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM Jennison Global Opportunities Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM Jennison Global Opportunities Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Global Opportunities Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Global Opportunities Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Global Opportunities Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class A | Affiliated Mutual Fund Short Term Investment Three Point Three Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund - Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Global Opportunities Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM Jennison Global Opportunities Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Global Opportunities Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Global Opportunities Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Global Opportunities Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison Global Opportunities Fund - Class C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Global Opportunities Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM Jennison Global Opportunities Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM Jennison Global Opportunities Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Global Opportunities Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Global Opportunities Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Global Opportunities Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class C | Affiliated Mutual Fund Short Term Investment Three Point Three Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund - Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Global Opportunities Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM Jennison Global Opportunities Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Global Opportunities Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Global Opportunities Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Global Opportunities Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison Global Opportunities Fund - Class Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Global Opportunities Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM Jennison Global Opportunities Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM Jennison Global Opportunities Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Global Opportunities Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Global Opportunities Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Global Opportunities Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class Z | Affiliated Mutual Fund Short Term Investment Three Point Three Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund - Class Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Global Opportunities Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund - Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM Jennison Global Opportunities Fund - Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Global Opportunities Fund - Class R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund - Class R2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund - Class R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Global Opportunities Fund - Class R2 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Global Opportunities Fund - Class R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund - Class R2 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison Global Opportunities Fund - Class R2 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Global Opportunities Fund - Class R2 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class R2 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM Jennison Global Opportunities Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM Jennison Global Opportunities Fund - Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Global Opportunities Fund - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Global Opportunities Fund - Class R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Global Opportunities Fund - Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class R2 | Affiliated Mutual Fund Short Term Investment Three Point Three Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund - Class R2 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Global Opportunities Fund - Class R2 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund - Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM Jennison Global Opportunities Fund - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Global Opportunities Fund - Class R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund - Class R4 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund - Class R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Global Opportunities Fund - Class R4 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Global Opportunities Fund - Class R4 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund - Class R4 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison Global Opportunities Fund - Class R4 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Global Opportunities Fund - Class R4 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class R4 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM Jennison Global Opportunities Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM Jennison Global Opportunities Fund - Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Global Opportunities Fund - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Global Opportunities Fund - Class R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Global Opportunities Fund - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class R4 | Affiliated Mutual Fund Short Term Investment Three Point Three Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund - Class R4 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Global Opportunities Fund - Class R4 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM Jennison Global Opportunities Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM Jennison Global Opportunities Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Global Opportunities Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Global Opportunities Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison Global Opportunities Fund - Class R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Global Opportunities Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Global Opportunities Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Global Opportunities Fund - Class R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM Jennison Global Opportunities Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM Jennison Global Opportunities Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Global Opportunities Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Global Opportunities Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Global Opportunities Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class R6 | Affiliated Mutual Fund Short Term Investment Three Point Three Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Opportunities Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Global Opportunities Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison International Opportunities Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
PGIM Jennison International Opportunities Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison International Opportunities Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Opportunities Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison International Opportunities Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison International Opportunities Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison International Opportunities Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison International Opportunities Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison International Opportunities Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison International Opportunities Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison International Opportunities Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison International Opportunities Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison International Opportunities Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison International Opportunities Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison International Opportunities Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison International Opportunities Fund - Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Opportunities Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class A | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
PGIM Jennison International Opportunities Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison International Opportunities Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Opportunities Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison International Opportunities Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison International Opportunities Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison International Opportunities Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison International Opportunities Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison International Opportunities Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison International Opportunities Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison International Opportunities Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison International Opportunities Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison International Opportunities Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison International Opportunities Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison International Opportunities Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison International Opportunities Fund - Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Opportunities Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class C | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
PGIM Jennison International Opportunities Fund - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison International Opportunities Fund - Class R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Opportunities Fund - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison International Opportunities Fund - Class R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison International Opportunities Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison International Opportunities Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison International Opportunities Fund - Class R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison International Opportunities Fund - Class R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class R | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison International Opportunities Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class R | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison International Opportunities Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison International Opportunities Fund - Class R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison International Opportunities Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison International Opportunities Fund - Class R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison International Opportunities Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison International Opportunities Fund - Class R | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Opportunities Fund - Class R | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class R | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
PGIM Jennison International Opportunities Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison International Opportunities Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Opportunities Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison International Opportunities Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison International Opportunities Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison International Opportunities Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison International Opportunities Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison International Opportunities Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison International Opportunities Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison International Opportunities Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison International Opportunities Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison International Opportunities Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison International Opportunities Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison International Opportunities Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison International Opportunities Fund - Class Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Opportunities Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class Z | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
PGIM Jennison International Opportunities Fund - Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison International Opportunities Fund - Class R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Opportunities Fund - Class R2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison International Opportunities Fund - Class R2 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison International Opportunities Fund - Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison International Opportunities Fund - Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison International Opportunities Fund - Class R2 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison International Opportunities Fund - Class R2 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class R2 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison International Opportunities Fund - Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class R2 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class R2 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison International Opportunities Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison International Opportunities Fund - Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison International Opportunities Fund - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison International Opportunities Fund - Class R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison International Opportunities Fund - Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison International Opportunities Fund - Class R2 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Opportunities Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class R2 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
PGIM Jennison International Opportunities Fund - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison International Opportunities Fund - Class R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Opportunities Fund - Class R4 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison International Opportunities Fund - Class R4 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison International Opportunities Fund - Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class R4 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison International Opportunities Fund - Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison International Opportunities Fund - Class R4 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison International Opportunities Fund - Class R4 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class R4 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison International Opportunities Fund - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class R4 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class R4 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison International Opportunities Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison International Opportunities Fund - Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison International Opportunities Fund - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison International Opportunities Fund - Class R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison International Opportunities Fund - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison International Opportunities Fund - Class R4 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Opportunities Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class R4 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
PGIM Jennison International Opportunities Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison International Opportunities Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison International Opportunities Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison International Opportunities Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison International Opportunities Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison International Opportunities Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison International Opportunities Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison International Opportunities Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities Fund - Class R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison International Opportunities Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison International Opportunities Fund - Class R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison International Opportunities Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison International Opportunities Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison International Opportunities Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison International Opportunities Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison International Opportunities Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison International Opportunities Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Opportunities Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class R6 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions International Equity Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions International Equity Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM Quant Solutions International Equity Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions International Equity Fund - Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Quant Solutions International Equity Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions International Equity Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions International Equity Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions International Equity Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions International Equity Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions International Equity Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Quant Solutions International Equity Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Quant Solutions International Equity Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund - Class A | Total Before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
PGIM Quant Solutions International Equity Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund - Class A | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Quant Solutions International Equity Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class A | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions International Equity Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund - Class A | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class A | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class A | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class A | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
PGIM Quant Solutions International Equity Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions International Equity Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM Quant Solutions International Equity Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions International Equity Fund - Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Quant Solutions International Equity Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions International Equity Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions International Equity Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions International Equity Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions International Equity Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions International Equity Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Quant Solutions International Equity Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Quant Solutions International Equity Fund - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund - Class C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund - Class C | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund - Class C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
PGIM Quant Solutions International Equity Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Quant Solutions International Equity Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class C | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions International Equity Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund - Class C | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class C | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class C | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class C | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class C | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
PGIM Quant Solutions International Equity Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions International Equity Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM Quant Solutions International Equity Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions International Equity Fund - Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Quant Solutions International Equity Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions International Equity Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions International Equity Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions International Equity Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions International Equity Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions International Equity Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Quant Solutions International Equity Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Quant Solutions International Equity Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund - Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund - Class Z | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund - Class Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
PGIM Quant Solutions International Equity Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Quant Solutions International Equity Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class Z | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions International Equity Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund - Class Z | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class Z | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class Z | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class Z | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class Z | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
PGIM Quant Solutions International Equity Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions International Equity Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM Quant Solutions International Equity Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions International Equity Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Quant Solutions International Equity Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions International Equity Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Quant Solutions International Equity Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions International Equity Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions International Equity Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions International Equity Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Quant Solutions International Equity Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Quant Solutions International Equity Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund - Class R6 | Total Before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
PGIM Quant Solutions International Equity Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund - Class R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Quant Solutions International Equity Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class R6 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Quant Solutions International Equity Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
PGIM Emerging Markets Debt Hard Currency Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | C [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | C [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | C [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Emerging Markets Debt Local Currency Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Local Currency Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Local Currency Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM Emerging Markets Debt Local Currency Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
PGIM Emerging Markets Debt Local Currency Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
PGIM Emerging Markets Debt Local Currency Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
PGIM Emerging Markets Debt Local Currency Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Local Currency Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(1.80%)
PGIM Emerging Markets Debt Local Currency Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
PGIM Emerging Markets Debt Local Currency Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Local Currency Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Local Currency Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM Emerging Markets Debt Local Currency Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
PGIM Emerging Markets Debt Local Currency Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
PGIM Emerging Markets Debt Local Currency Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
PGIM Emerging Markets Debt Local Currency Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Local Currency Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(1.80%)
PGIM Emerging Markets Debt Local Currency Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
PGIM Emerging Markets Debt Local Currency Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Local Currency Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Local Currency Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM Emerging Markets Debt Local Currency Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
PGIM Emerging Markets Debt Local Currency Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
PGIM Emerging Markets Debt Local Currency Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
PGIM Emerging Markets Debt Local Currency Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Local Currency Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(1.80%)
PGIM Emerging Markets Debt Local Currency Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
PGIM Emerging Markets Debt Local Currency Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(1.80%)
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets